Operating Segment Information - Summary of Segment Revenue (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenue	€ 1,538	€ 1,474	€ 3,074	€ 2,860
P&ARP [member]
Disclosure of operating segments [line items]
Revenue	819	799	1,645	1,535
A&T [member]
Disclosure of operating segments [line items]
Revenue	372	345	739	676
AS&I [member]
Disclosure of operating segments [line items]
Revenue	347	326	690	643
Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue		4		6
Segment [member]
Disclosure of operating segments [line items]
Revenue	1,551	1,488	3,101	2,888
Segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	821	801	1,649	1,539
Segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	383	356	761	699
Segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	347	327	691	644
Segment [member] | Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue		4		6
Inter segment [member]
Disclosure of operating segments [line items]
Revenue	(13)	(14)	(27)	(28)
Inter segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	(2)	(2)	(4)	(4)
Inter segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	€ (11)	(11)	(22)	(23)
Inter segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue		€ (1)	€ (1)	€ (1)